The 2011 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT B

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

Variable Accounts	Underlying Portfolios	Shares	Cost	Value

	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management Class I	23,414	$236,101	$236,142
Diversified Bond	Diversified Bond Class I	7,941	72,324	62,395
Floating Rate Loan	Floating Rate Loan Class I	5,227	33,995	29,787
High Yield Bond	High Yield Bond Class I	12,380	73,965	72,674
Inflation Managed	Inflation Managed Class I	11,281	120,455	133,710
Managed Bond	Managed Bond Class I	173,819	1,819,832	1,910,153
Short Duration Bond	Short Duration Bond Class I	4,199	38,861	38,642
American Funds® Growth	American Funds Growth Class I	1,324	8,389	10,597
American Funds Growth-Income	American Funds Growth-Income Class I	6,821	68,844	61,604
Comstock	Comstock Class I	8,164	57,992	60,910
Dividend Growth	Dividend Growth Class I	4,862	39,918	44,777
Equity Index	Equity Index Class I	550	10,819	14,900
Focused 30	Focused 30 Class I	7,140	66,877	80,555
Growth LT	Growth LT Class I	33,028	540,247	587,256
Large-Cap Growth	Large-Cap Growth Class I	13,857	73,347	73,276
Large-Cap Value	Large-Cap Value Class I	15,665	137,141	169,449
Long/Short Large-Cap	Long/Short Large-Cap Class I	778	5,307	5,484
Main Street® Core	Main Street Core Class I	149,333	2,744,296	2,644,896
Mid-Cap Equity	Mid-Cap Equity Class I	11,163	122,503	132,458
Mid-Cap Growth	Mid-Cap Growth Class I	12,269	55,414	106,835
Small-Cap Equity	Small-Cap Equity Class I	71	986	764
Small-Cap Growth	Small-Cap Growth Class I	70,374	645,377	710,694
Small-Cap Index	Small-Cap Index Class I	6,771	53,579	74,404
Small-Cap Value	Small-Cap Value Class I	997	9,779	11,759
Health Sciences	Health Sciences Class I	409	3,765	4,929
Real Estate	Real Estate Class I	13,356	203,821	198,991
Technology	Technology Class I	603	2,369	2,592
Emerging Markets	Emerging Markets Class I	4,486	40,584	61,467
International Large-Cap	International Large-Cap Class I	15,557	90,357	86,649
International Small-Cap	International Small-Cap Class I	218	1,256	1,189
International Value	International Value Class I	55,000	583,844	468,471

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond

ASSETS
Investments in affiliated mutual funds, at value	$236,142	$62,395	$29,787	$72,674	$133,710	$1,910,153	$38,642
Receivables:
Due from Pacific Life Insurance Company	454	—	—	—	—	—	1
Fund shares redeemed	55	2	1	3	5	862	1

Total Assets	236,651	62,397	29,788	72,677	133,715	1,911,015	38,644

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	2	1	1	5	862	—
Other	—	8	4	—	46	3,495	—

Total Liabilities	—	10	5	1	51	4,357	—

NET ASSETS	$236,651	$62,387	$29,783	$72,676	$133,664	$1,906,658	$38,644

Units Outstanding	19,281	5,261	3,352	4,643	6,580	88,493	3,588

Accumulation Unit Value	$12.27	$11.86	$8.89	$15.65	$20.31	$21.55	$10.77

Cost of Investments	$236,101	$72,324	$33,995	$73,965	$120,455	$1,819,832	$38,861

	American Funds Growth	American Funds Growth- Income	Comstock	Dividend Growth	Equity Index	Focused 30	Growth LT

ASSETS
Investments in affiliated mutual funds, at value	$10,597	$61,604	$60,910	$44,777	$14,900	$80,555	$587,256
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—	445
Fund shares redeemed	—	2	2	2	1	3	—

Total Assets	10,597	61,606	60,912	44,779	14,901	80,558	587,701

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	2	2	2	1	3	—
Fund shares purchased	—	—	—	—	—	—	445
Other	1	9	1	2	3	4	950

Total Liabilities	1	11	3	4	4	7	1,395

NET ASSETS	$10,596	$61,595	$60,909	$44,775	$14,897	$80,551	$586,306

Units Outstanding	905	5,832	6,237	4,002	1,612	7,677	67,722

Accumulation Unit Value	$11.71	$10.56	$9.77	$11.19	$9.24	$10.49	$8.66

Cost of Investments	$8,389	$68,844	$57,992	$39,918	$10,819	$66,877	$540,247

	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Small-Cap Equity

ASSETS
Investments in affiliated mutual funds, at value	$73,276	$169,449	$5,484	$2,644,896	$132,458	$106,835	$764
Receivables:
Due from Pacific Life Insurance Company	5	—	—	—	—	—	—
Fund shares redeemed	3	7	—	1,160	5	4	—

Total Assets	73,284	169,456	5,484	2,646,056	132,463	106,839	764

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	7	—	1,160	5	4	—
Other	—	6	1	340	13	7	2

Total Liabilities	—	13	1	1,500	18	11	2

NET ASSETS	$73,284	$169,443	$5,483	$2,644,556	$132,445	$106,828	$762

Units Outstanding	11,141	13,080	627	299,898	6,144	11,450	52

Accumulation Unit Value	$6.58	$12.95	$8.74	$8.82	$21.56	$9.33	$14.76

Cost of Investments	$73,347	$137,141	$5,307	$2,744,296	$122,503	$55,414	$986

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2011

	Variable Accounts
	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences	Real Estate	Technology	Emerging Markets

ASSETS
Investments in affiliated mutual funds, at value	$710,694	$74,404	$11,759	$4,929	$198,991	$2,592	$61,467
Receivables:
Due from Pacific Life Insurance Company	—	—	—	1	—	—	—
Fund shares redeemed	510	3	1	—	8	—	2

Total Assets	711,204	74,407	11,760	4,930	198,999	2,592	61,469

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	510	3	—	—	8	—	2
Other	626	11	—	—	22	2	8

Total Liabilities	1,136	14	—	—	30	2	10

NET ASSETS	$710,068	$74,393	$11,760	$4,930	$198,969	$2,590	$61,459

Units Outstanding	77,047	5,805	512	323	5,784	462	2,603

Accumulation Unit Value	$9.22	$12.81	$22.98	$15.28	$34.40	$5.60	$23.61

Cost of Investments	$645,377	$53,579	$9,779	$3,765	$203,821	$2,369	$40,584

	International Large-Cap	International Small-Cap	International Value

ASSETS
Investments in affiliated mutual funds, at value	$86,649	$1,189	$468,471
Receivables:
Due from Pacific Life Insurance Company	—	—	4,998
Fund shares redeemed	3	—	—

Total Assets	86,652	1,189	473,469

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3	—	—
Fund shares purchased	—	—	1,860
Other	6	3	—

Total Liabilities	9	3	1,860

NET ASSETS	$86,643	$1,186	$471,609

Units Outstanding	8,832	160	46,517

Accumulation Unit Value	$9.81	$7.42	$10.14

Cost of Investments	$90,357	$1,256	$583,844

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts

	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management	Bond	Rate Loan	Bond	Managed	Bond	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$16,443	$7,688	$9,680	$8,501	$117,445	$1,707
EXPENSES
Mortality and expense risk	5,003	806	318	1,050	1,990	26,985	965
Administrative fees	600	97	39	126	239	3,238	116

Total Expenses	5,603	903	357	1,176	2,229	30,223	1,081

Net Investment Income (Loss)	(5,603)	15,540	7,331	8,504	6,272	87,222	626

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(4)	279	(92)	(3,440)	8,493	(21,137)	(109)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	8,067	76,609	—

Realized Gain (Loss)	(4)	279	(92)	(3,440)	16,560	55,472	(109)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	3	(13,014)	(7,086)	(5,766)	(6,272)	(87,698)	(669)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5,604)	$2,805	$153	($702)	$16,560	$54,996	($152)

	American Funds Growth	American Funds Growth- Income	Comstock	Dividend Growth	Equity Index	Focused 30	Growth LT

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$25	$646	$6,540	$1,610	$455	$—	$6,935
EXPENSES
Mortality and expense risk	279	769	822	445	212	1,100	7,885
Administrative fees	33	93	99	53	25	132	946

Total Expenses	312	862	921	498	237	1,232	8,831

Net Investment Income (Loss)	(287)	(216)	5,619	1,112	218	(1,232)	(1,896)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(5,280)	(501)	(245)	(53)	929	(471)	216
Capital gain distributions from affiliated mutual fund investments	—	—	549	1,696	—	—	22,784

Realized Gain (Loss)	(5,280)	(501)	304	1,643	929	(471)	23,000

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	4,387	(1,687)	(8,441)	(973)	(904)	(8,520)	(66,930)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,180)	($2,404)	($2,518)	$1,782	$243	($10,223)	($45,826)

	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Small-Cap Equity

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$13,619	$674	$33,786	$1,278	$—	$53
EXPENSES
Mortality and expense risk	1,078	2,280	81	35,251	1,774	1,628	8
Administrative fees	130	273	10	4,230	213	196	—

Total Expenses	1,208	2,553	91	39,481	1,987	1,824	8

Net Investment Income (Loss)	(1,208)	11,066	583	(5,695)	(709)	(1,824)	45

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(1,050)	3,873	(276)	(2,185)	(69)	(2,475)	(2)
Capital gain distributions from affiliated mutual fund investments	10,202	788	918	229,894	20,897	7,998	125

Realized Gain	9,152	4,661	642	227,709	20,828	5,523	123

CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(7,501)	(8,619)	(1,409)	(247,586)	(29,348)	(17,380)	(243)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$443	$7,108	($184)	($25,572)	($9,229)	($13,681)	($75)

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts
	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences	Real Estate	Technology	Emerging Markets

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$485	$300	$—	$—	$—	$1,478
EXPENSES
Mortality and expense risk	7,599	968	287	60	2,132	66	1,187
Administrative fees	912	116	35	7	256	8	142

Total Expenses	8,511	1,084	322	67	2,388	74	1,329

Net Investment Income (Loss)	(8,511)	(599)	(22)	(67)	(2,388)	(74)	149

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(4,442)	151	8,370	2	(13,642)	(1,122)	11,047
Capital gain distributions from affiliated mutual fund investments	75,085	—	1,794	348	7,329	1,206	—

Realized Gain (Loss)	70,643	151	10,164	350	(6,313)	84	11,047

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(87,439)	(4,177)	(5,729)	182	13,232	(535)	(37,808)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($25,307)	($4,625)	$4,413	$465	$4,531	($525)	($26,612)

	International Large-Cap	International Small-Cap	International Value

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$5,708	$334	$49,379
EXPENSES
Mortality and expense risk	1,205	19	6,812
Administrative fees	145	3	817

Total Expenses	1,350	22	7,629

Net Investment Income	4,358	312	41,750

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(1,055)	6	(20,026)
Capital gain distributions from affiliated mutual fund investments	—	—	—

Realized Gain (Loss)	(1,055)	6	(20,026)

CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(13,916)	(512)	(92,355)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($10,613)	($194)	($70,631)

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

	Cash Management		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5,603)	($3,989)	$15,540	$1,077	$7,331	$678
Realized gain (loss)	(4)	5	279	58	(92)	5
Change in net unrealized appreciation
(depreciation) on investments	3	(176)	(13,014)	3,665	(7,086)	461

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,604)	(4,160)	2,805	4,800	153	1,144

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2	2	8	3,785	4	1,893
Transfers between variable and fixed accounts, net	44,663	6,380	6,983	1,827	15,150	196
Contract charges and deductions	(70,383)	(7,432)	(35)	(24)	(1)	(1)
Surrenders	(3,816)	(41,473)	(16,145)	(13,793)	(6,782)	(1,431)
Other	47	2	(1)	(2)	3	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(29,487)	(42,521)	(9,190)	(8,207)	8,374	657

NET INCREASE (DECREASE) IN NET ASSETS	(35,091)	(46,681)	(6,385)	(3,407)	8,527	1,801

NET ASSETS
Beginning of Year	271,742	318,423	68,772	72,179	21,256	19,455

End of Year	$236,651	$271,742	$62,387	$68,772	$29,783	$21,256

	High Yield Bond		Inflation Managed		Managed Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,504	$4,059	$6,272	$1,139	$87,222	$40,129
Realized gain (loss)	(3,440)	(42)	16,560	5,128	55,472	33,238
Change in net unrealized appreciation (depreciation) on investments	(5,766)	2,954	(6,272)	10,059	(87,698)	35,035

Net Increase (Decrease) in Net Assets Resulting from Operations	(702)	6,971	16,560	16,326	54,996	108,402

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3	1,136	11	5,300	4,570	8,088
Transfers between variable and fixed accounts, net	59,729	9,216	(22,975)	(4,269)	(59,988)	766,633
Contract charges and deductions	(44,636)	(24)	(49,852)	(80)	(119,727)	(113,882)
Surrenders	(7,296)	(926)	(16,581)	(134,905)	(399,891)	(363,662)
Other	—	—	516	1	886	(340)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	7,800	9,402	(88,881)	(133,953)	(574,150)	296,837

NET INCREASE (DECREASE) IN NET ASSETS	7,098	16,373	(72,321)	(117,627)	(519,154)	405,239

NET ASSETS
Beginning of Year	65,578	49,205	205,985	323,612	2,425,812	2,020,573

End of Year	$72,676	$65,578	$133,664	$205,985	$1,906,658	$2,425,812

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$626	$20	($287)	($342)	($216)	($780)
Realized loss	(109)	(421)	(5,280)	(997)	(501)	(334)
Change in net unrealized appreciation (depreciation) on investments	(669)	1,711	4,387	5,284	(1,687)	6,385

Net Increase (Decrease) in Net Assets Resulting from Operations	(152)	1,310	(1,180)	3,945	(2,404)	5,271

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7	3,407	4	1,515	2	1
Transfers between variable and fixed accounts, net	66,614	(8,120)	(15,392)	—	895	153
Contract charges and deductions	(70,165)	(18)	(27)	(28)	(78)	(85)
Surrenders	(9,794)	(11,739)	(495)	(1,288)	(120)	(120)
Other	—	—	—	(1)	2,439	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(13,338)	(16,470)	(15,910)	198	3,138	(52)

NET INCREASE (DECREASE) IN NET ASSETS	(13,490)	(15,160)	(17,090)	4,143	734	5,219

NET ASSETS
Beginning of Year	52,134	67,294	27,686	23,543	60,861	55,642

End of Year	$38,644	$52,134	$10,596	$27,686	$61,595	$60,861

	Comstock		Dividend Growth		Equity Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,619	($63)	$1,112	($125)	$218	$59
Realized gain	304	40	1,643	178	929	714
Change in net unrealized appreciation (depreciation) on investments	(8,441)	7,855	(973)	2,715	(904)	1,304

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,518)	7,832	1,782	2,768	243	2,077

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3	1,136	2	757	7	1,139
Transfers between variable and fixed accounts, net	4,125	(86)	16,876	(147)	(343)	(61)
Contract charges and deductions	(27)	(22)	(13)	(9)	(24)	(37)
Surrenders	(4,896)	(972)	(4,086)	(872)	(2,732)	(7,337)
Other	1	—	(1)	—	—	3

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(794)	56	12,778	(271)	(3,092)	(6,293)

NET INCREASE (DECREASE) IN NET ASSETS	(3,312)	7,888	14,560	2,497	(2,849)	(4,216)

NET ASSETS
Beginning of Year	64,221	56,333	30,215	27,718	17,746	21,962

End of Year	$60,909	$64,221	$44,775	$30,215	$14,897	$17,746

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010

	Focused 30		Growth LT		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,232)	($1,172)	($1,896)	($2,039)	($1,208)	($888)
Realized gain (loss)	(471)	(978)	23,000	(9,798)	9,152	(260)
Change in net unrealized appreciation (depreciation) on investments	(8,520)	9,005	(66,930)	72,932	(7,501)	9,832

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,223)	6,855	(45,826)	61,095	443	8,684

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,400	2,409	5,821	2,919	1,800	1,806
Transfers between variable and fixed accounts, net	4,107	(171)	905	(12,697)	(3,743)	4,149
Contract charges and deductions	(31)	(44)	(24,976)	(32,813)	(46)	(45)
Surrenders	(3,664)	(6,734)	(30,875)	(37,872)	(1,258)	(89)
Other	1	—	2,441	(97)	1	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,813	(4,540)	(46,684)	(80,560)	(3,246)	5,823

NET INCREASE (DECREASE) IN NET ASSETS	(7,410)	2,315	(92,510)	(19,465)	(2,803)	14,507

NET ASSETS
Beginning of Year	87,961	85,646	678,816	698,281	76,087	61,580

End of Year	$80,551	$87,961	$586,306	$678,816	$73,284	$76,087

	Large-Cap Value		Long/Short Large-Cap		Main Street Core

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,066	$396	$583	($32)	($5,695)	$14,572
Realized gain (loss)	4,661	(31)	642	(190)	227,709	1,124
Change in net unrealized appreciation (depreciation) on investments	(8,619)	12,443	(1,409)	881	(247,586)	142,135

Net Increase (Decrease) in Net Assets Resulting from Operations	7,108	12,808	(184)	659	(25,572)	157,831

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,969	5,870	2	757	11,427	1,863
Transfers between variable and fixed accounts, net	(6,837)	5,323	873	26	(50,993)	2,876,825
Contract charges and deductions	(11,479)	(59)	—	—	(86,536)	(23,183)
Surrenders	(4,300)	(1,856)	(1,618)	(632)	(257,287)	(28,950)
Other	—	—	—	(1)	479	(343)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(18,647)	9,278	(743)	150	(382,910)	2,826,212

NET INCREASE (DECREASE) IN NET ASSETS	(11,539)	22,086	(927)	809	(408,482)	2,984,043

NET ASSETS
Beginning of Year	180,982	158,896	6,410	5,601	3,053,038	68,995

End of Year	$169,443	$180,982	$5,483	$6,410	$2,644,556	$3,053,038

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

	Mid-Cap Equity		Mid-Cap Growth		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($709)	($586)	($1,824)	($1,300)	$45	$—
Realized gain (loss)	20,828	1,021	5,523	154	123	(1)
Change in net unrealized appreciation (depreciation) on investments	(29,348)	26,146	(17,380)	31,836	(243)	26

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,229)	26,581	(13,681)	30,690	(75)	25

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	609	2,877	601	982	—	—
Transfers between variable and fixed accounts, net	(3,846)	(1,000)	(6,590)	(504)	677	—
Contract charges and deductions	(91)	(5,169)	(59)	(59)	(1)	(1)
Surrenders	(3,091)	(8,609)	(2,006)	(410)	—	—
Other	1,013	(2)	405	(2)	—	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,406)	(11,903)	(7,649)	7	676	(1)

NET INCREASE (DECREASE) IN NET ASSETS	(14,635)	14,678	(21,330)	30,697	601	24

NET ASSETS
Beginning of Year	147,080	132,402	128,158	97,461	161	137

End of Year	$132,445	$147,080	$106,828	$128,158	$762	$161

	Small-Cap Growth		Small-Cap Index		Small-Cap Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($8,511)	($6,417)	($599)	($416)	($22)	$678
Realized gain (loss)	70,643	(512)	151	(183)	10,164	(614)
Change in net unrealized appreciation (depreciation) on investments	(87,439)	109,254	(4,177)	16,156	(5,729)	18,831

Net Increase (Decrease) in Net Assets Resulting from Operations	(25,307)	102,325	(4,625)	15,557	4,413	18,895

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	389	1,160	843	845	1	379
Transfers between variable and fixed accounts, net	249,164	(18,388)	5	(450)	(87,309)	(185)
Contract charges and deductions	(5,104)	(2,039)	(53)	(3,375)	(20)	(21)
Surrenders	(19,083)	(17,483)	(849)	(4,734)	(803)	(4,039)
Other	(7)	(124)	—	(1)	408	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	225,359	(36,874)	(54)	(7,715)	(87,723)	(3,867)

NET INCREASE (DECREASE) IN NET ASSETS	200,052	65,451	(4,679)	7,842	(83,310)	15,028

NET ASSETS
Beginning of Year	510,016	444,565	79,072	71,230	95,070	80,042

End of Year	$710,068	$510,016	$74,393	$79,072	$11,760	$95,070

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($67)	($57)	($2,388)	$262	($74)	($71)
Realized gain (loss)	350	(3)	(6,313)	(9,988)	84	(44)
Change in net unrealized appreciation (depreciation) on investments	182	856	13,232	55,313	(535)	1,078

Net Increase (Decrease) in Net Assets Resulting from Operations	465	796	4,531	45,587	(525)	963

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	—	—	(6,227)	49,484	(1,915)	—
Contract charges and deductions	(12)	(12)	(20,819)	(36)	(9)	(7)
Surrenders	—	—	(796)	(8,293)	(776)	—
Other	—	1	484	(3)	(1)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(12)	(11)	(27,358)	41,152	(2,701)	(8)

NET INCREASE (DECREASE) IN NET ASSETS	453	785	(22,827)	86,739	(3,226)	955

NET ASSETS
Beginning of Year	4,477	3,692	221,796	135,057	5,816	4,861

End of Year	$4,930	$4,477	$198,969	$221,796	$2,590	$5,816

	Emerging Markets		International Large-Cap		International Small-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$149	($750)	$4,358	($231)	$312	$15
Realized gain (loss)	11,047	(17,203)	(1,055)	(1,120)	6	(19)
Change in net unrealized appreciation (depreciation) on investments	(37,808)	74,157	(13,916)	9,639	(512)	238

Net Increase (Decrease) in Net Assets Resulting from Operations	(26,612)	56,204	(10,613)	8,288	(194)	234

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	600	604	1,204	2,719	1	379
Transfers between variable and fixed accounts, net	(170,299)	(50,577)	(151)	(205)	282	—
Contract charges and deductions	(61)	(62)	(64)	(64)	(1)	—
Surrenders	(2,014)	(8,001)	(3,276)	(1,402)	(133)	(330)
Other	9	(3)	—	(1)	1	(4)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(171,765)	(58,039)	(2,287)	1,047	150	45

NET INCREASE (DECREASE) IN NET ASSETS	(198,377)	(1,835)	(12,900)	9,335	(44)	279

NET ASSETS
Beginning of Year	259,836	261,671	99,543	90,208	1,230	951

End of Year	$61,459	$259,836	$86,643	$99,543	$1,186	$1,230

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Year Ended December 31, 2011	Year Ended December 31, 2010

	International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$41,750	$7,801
Realized loss	(20,026)	(29,081)
Change in net unrealized appreciation (depreciation) on investments	(92,355)	26,830

Net Increase (Decrease) in Net Assets Resulting from Operations	(70,631)	5,550

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,434	4,873
Transfers between variable and fixed accounts, net	4,257	11,985
Contract charges and deductions	(27,080)	(21,221)
Surrenders	(46,112)	(34,305)
Other	465	92

Net Decrease in Net Assets Derived from Contract Owner Transactions	(67,036)	(38,576)

NET DECREASE IN NET ASSETS	(137,667)	(33,026)

NET ASSETS
Beginning of Year	609,276	642,302

End of Year	$471,609	$609,276

See Notes to Financial Statements

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Cash Management
2011	$12.27	19,281	$236,651	0.00%	1.40%	(1.39%)
2010	12.45	21,833	271,742	0.01%	1.40%	(1.44%)
2009	12.63	25,214	318,423	0.24%	1.40%	(1.22%)
2008	12.79	42,415	542,277	1.98%	1.40%	0.94%
2007	12.67	41,882	530,482	4.85%	1.40%	3.52%
Diversified Bond
2011	$11.86	5,261	$62,387	25.44%	1.40%	4.47%
2010	11.35	6,059	68,772	2.88%	1.40%	6.54%
2009	10.65	6,775	72,179	3.68%	1.40%	12.55%
2008	9.47	5,827	55,151	3.85%	1.40%	(9.09%)
2007	10.41	8,198	85,348	5.05%	1.40%	(0.10%)
Floating Rate Loan
2011	$8.89	3,352	$29,783	30.10%	1.40%	1.08%
2010	8.79	2,418	21,256	4.75%	1.40%	5.78%
2009	8.31	2,341	19,455	3.49%	1.40%	22.58%
2008	6.78	4,966	33,665	6.87%	1.40%	(30.26%)
05/04/2007-12/31/2007	9.72	5,905	57,408	7.27%	1.40%	(2.79%)
High Yield Bond
2011	$15.65	4,643	$72,676	11.49%	1.40%	1.98%
2010	15.35	4,272	65,578	8.34%	1.40%	12.93%
2009	13.59	3,620	49,205	7.70%	1.40%	37.93%
2008	9.85	3,842	37,859	7.11%	1.40%	(23.28%)
2007	12.84	6,562	84,290	7.69%	1.40%	1.01%
Inflation Managed
2011	$20.31	6,580	$133,664	5.33%	1.40%	10.30%
2010	18.42	11,186	205,985	1.95%	1.40%	7.27%
2009	17.17	18,850	323,612	4.06%	1.40%	19.12%
2008	14.41	18,882	272,120	2.54%	1.40%	(10.60%)
2007	16.12	36,096	581,910	4.25%	1.40%	8.60%
Managed Bond
2011	$21.55	88,493	$1,906,658	5.43%	1.40%	2.40%
2010	21.04	115,292	2,425,812	3.51%	1.40%	7.45%
2009	19.58	103,183	2,020,573	6.48%	1.40%	19.33%
2008	16.41	131,416	2,156,634	4.16%	1.40%	(3.07%)
2007	16.93	171,423	2,902,373	4.41%	1.40%	7.01%
Short Duration Bond
2011	$10.77	3,588	$38,644	2.21%	1.40%	(0.53%)
2010	10.83	4,815	52,134	1.43%	1.40%	1.97%
2009	10.62	6,337	67,294	3.07%	1.40%	7.15%
2008	9.91	5,850	57,979	3.70%	1.40%	(6.41%)
2007	10.59	7,836	82,987	4.43%	1.40%	3.01%
American Funds Growth
2011	$11.71	905	$10,596	0.11%	1.40%	(5.98%)
2010 (4)	12.45	2,223	27,686	0.00%	1.40%	16.62%
2009	10.68	2,205	23,543	0.13%	1.40%	36.93%
2008	7.80	2,217	17,289	0.38%	1.40%	(44.97%)
2007	14.17	4,520	64,051	0.52%	1.40%	10.37%
American Funds Growth-Income
2011	$10.56	5,832	$61,595	1.05%	1.40%	(3.59%)
2010 (4)	10.96	5,555	60,861	0.00%	1.40%	9.48%
2009	10.01	5,561	55,642	1.23%	1.40%	28.92%
2008	7.76	5,929	46,015	1.25%	1.40%	(38.94%)
2007	12.71	7,841	99,677	1.18%	1.40%	3.19%
Comstock
2011	$9.77	6,237	$60,909	9.92%	1.40%	(3.46%)
2010	10.12	6,348	64,221	1.29%	1.40%	13.82%
2009	8.89	6,338	56,333	1.45%	1.40%	26.89%
2008	7.00	6,352	44,494	0.79%	1.40%	(37.67%)
2007	11.24	17,780	199,820	1.20%	1.40%	(4.37%)
Dividend Growth
2011	$11.19	4,002	$44,775	4.50%	1.40%	1.84%
2010	10.99	2,750	30,215	0.94%	1.40%	9.23%
2009	10.06	2,756	27,718	1.23%	1.40%	30.56%
2008	7.70	4,986	38,412	1.14%	1.40%	(39.92%)
2007	12.82	5,430	69,626	0.69%	1.40%	(0.22%)
Equity Index
2011	$9.24	1,612	$14,897	2.68%	1.40%	0.41%
2010	9.20	1,928	17,746	1.70%	1.40%	13.21%
2009	8.13	2,701	21,962	1.70%	1.40%	24.61%
2008	6.52	2,533	16,524	2.01%	1.40%	(38.22%)
2007	10.56	2,249	23,752	1.12%	1.40%	3.76%

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Focused 30
2011	$10.49	7,677	$80,551	0.00%	1.40%	(10.95%)
2010	11.78	7,465	87,961	0.00%	1.40%	8.81%
2009	10.83	7,909	85,646	0.00%	1.40%	48.34%
2008	7.30	7,200	52,558	0.04%	1.40%	(50.84%)
2007	14.85	8,414	124,924	0.42%	1.40%	30.00%
Growth LT
2011	$8.66	67,722	$586,306	1.10%	1.40%	(7.36%)
2010	9.35	72,634	678,816	1.09%	1.40%	9.69%
2009	8.52	81,960	698,281	1.09%	1.40%	35.52%
2008	6.29	109,149	686,191	0.48%	1.40%	(41.78%)
2007	10.80	130,854	1,412,908	0.39%	1.40%	14.01%
Large-Cap Growth
2011	$6.58	11,141	$73,284	0.00%	1.40%	(0.33%)
2010	6.60	11,528	76,087	0.00%	1.40%	12.94%
2009	5.84	10,537	61,580	0.06%	1.40%	38.55%
2008	4.22	10,894	45,954	0.00%	1.40%	(51.17%)
2007	8.64	26,221	226,493	0.00%	1.40%	19.93%
Large-Cap Value
2011	$12.95	13,080	$169,443	7.45%	1.40%	3.26%
2010	12.54	14,427	180,982	1.64%	1.40%	7.56%
2009	11.66	13,625	158,896	1.81%	1.40%	21.42%
2008	9.60	16,053	154,184	1.79%	1.40%	(35.70%)
2007	14.94	17,293	258,330	1.24%	1.40%	2.09%
Long/Short Large-Cap
2011	$8.74	627	$5,483	10.36%	1.40%	(3.96%)
2010	9.10	704	6,410	0.84%	1.40%	10.67%
2009	8.23	681	5,601	0.91%	1.40%	25.79%
05/02/2008-12/31/2008	6.54	286	1,872	0.87%	1.40%	(35.64%)
Main Street Core
2011	$8.82	299,898	$2,644,556	1.20%	1.40%	(0.92%)
2010	8.90	343,042	3,053,038	4.00%	1.40%	14.53%
2009	7.77	8,879	68,995	1.54%	1.40%	27.56%
2008	6.09	9,609	58,541	1.32%	1.40%	(39.72%)
2007	10.11	12,120	122,495	1.09%	1.40%	2.94%
Mid-Cap Equity
2011	$21.56	6,144	$132,445	0.90%	1.40%	(6.71%)
2010	23.11	6,365	147,080	0.97%	1.40%	21.78%
2009	18.97	6,978	132,402	1.12%	1.40%	37.71%
2008	13.78	7,810	107,610	1.20%	1.40%	(39.85%)
2007	22.91	13,357	305,948	0.66%	1.40%	(3.52%)
Mid-Cap Growth
2011	$9.33	11,450	$106,828	0.00%	1.40%	(9.09%)
2010	10.26	12,488	128,158	0.20%	1.40%	31.46%
2009	7.81	12,485	97,461	0.32%	1.40%	57.11%
2008	4.97	14,923	74,146	0.10%	1.40%	(49.08%)
2007	9.76	19,448	189,770	0.54%	1.40%	21.20%
Small-Cap Equity
2011	$14.76	52	$762	9.19%	1.40%	(4.72%)
2010	15.49	10	161	0.71%	1.40%	18.44%
2009	13.08	10	137	0.76%	1.40%	28.41%
2008	10.19	11	107	0.31%	1.40%	(27.14%)
2007	13.98	11	148	0.05%	1.40%	4.55%
Small-Cap Growth
2011	$9.22	77,047	$710,068	0.00%	1.40%	(4.44%)
2010	9.64	52,883	510,016	0.00%	1.40%	24.26%
2009	7.76	57,281	444,565	0.00%	1.40%	45.39%
2008	5.34	70,608	376,916	0.00%	1.40%	(47.85%)
2007	10.24	81,669	835,987	0.00%	1.40%	13.49%
Small-Cap Index
2011	$12.81	5,805	$74,393	0.62%	1.40%	(5.84%)
2010	13.61	5,810	79,072	0.83%	1.40%	24.66%
2009	10.92	6,525	71,230	1.17%	1.40%	26.41%
2008	8.64	7,136	61,627	2.11%	1.40%	(35.94%)
2007	13.48	7,810	105,276	1.19%	1.40%	(3.39%)
Small-Cap Value
2011	$22.98	512	$11,760	1.32%	1.40%	0.89%
2010	22.78	4,174	95,070	2.18%	1.40%	23.60%
2009	18.43	4,343	80,042	2.35%	1.40%	25.41%
2008	14.70	4,938	72,571	2.00%	1.40%	(29.23%)
2007	20.76	6,609	137,222	1.93%	1.40%	1.69%

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year Ended				Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
	AUV	Units Outstanding	Net Assets
Health Sciences
2011	$15.28	323	$4,930	0.00%	1.40%	10.39%
2010	13.84	323	4,477	0.00%	1.40%	21.63%
2009	11.38	324	3,692	0.12%	1.40%	25.46%
2008	9.07	326	2,954	1.27%	1.40%	(29.16%)
2007	12.81	326	4,181	0.00%	1.40%	14.84%
Real Estate
2011	$34.40	5,784	$198,969	0.00%	1.40%	4.65%
2010	32.87	6,747	221,796	1.53%	1.40%	28.73%
2009	25.54	5,289	135,057	2.16%	1.40%	30.43%
2008	19.58	5,432	106,356	3.71%	1.40%	(40.83%)
2007	33.09	5,421	179,366	1.27%	1.40%	(17.33%)
Technology
2011	$5.60	462	$2,590	0.00%	1.40%	(6.22%)
2010	5.98	973	5,816	0.00%	1.40%	19.82%
2009	4.99	974	4,861	0.00%	1.40%	50.45%
2008	3.32	976	3,236	0.11%	1.40%	(52.31%)
2007	6.95	2,425	16,862	0.04%	1.40%	21.31%
Emerging Markets
2011	$23.61	2,603	$61,459	1.56%	1.40%	(19.11%)
2010	29.18	8,904	259,836	1.09%	1.40%	25.26%
2009	23.30	11,231	261,671	0.91%	1.40%	82.23%
2008	12.79	12,264	156,801	1.49%	1.40%	(48.41%)
2007	24.78	13,274	329,000	1.09%	1.40%	31.23%
International Large-Cap
2011	$9.81	8,832	$86,643	5.91%	1.40%	(11.37%)
2010	11.07	8,994	99,543	1.14%	1.40%	8.84%
2009	10.17	8,872	90,208	1.68%	1.40%	31.75%
2008	7.72	8,450	65,212	2.20%	1.40%	(36.25%)
2007	12.11	9,335	113,015	1.05%	1.40%	7.74%
International Small-Cap
2011	$7.42	160	$1,186	21.46%	1.40%	(13.48%)
2010	8.58	143	1,230	2.67%	1.40%	23.12%
2009	6.97	136	951	1.83%	1.40%	28.47%
2008	5.42	13	73	0.41%	1.40%	(48.57%)
2007	10.55	494	5,209	1.01%	1.40%	3.27%
International Value
2011	$10.14	46,517	$471,609	9.05%	1.40%	(14.12%)
2010	11.80	51,613	609,276	2.71%	1.40%	1.16%
2009	11.67	55,042	642,302	2.02%	1.40%	26.22%
2008	9.24	68,952	637,455	2.63%	1.40%	(48.51%)
2007	17.96	78,668	1,412,525	1.86%	1.40%	4.76%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risks (“M&E”) and administrative fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts may be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in which the variable accounts invest. Such distributions have no impact to the total returns of the variable accounts or the underlying portfolios in which the variable accounts invest.

(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E and administrative fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 1.40% of the average daily net assets of each variable account as discussed in Note 3 in the Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	Investment income ratio represents less than 0.005%.

See Notes to Financial Statements

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account B (the ‘‘Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2011 is comprised of thirty-two subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), an affiliated mutual fund (see Note 3). Thirty-one of the thirty-two Variable Accounts are presented in the Schedule of Investments on page 1 of this brochure. The remaining Variable Account, the American Funds Asset Allocation Variable Account, was registered with the Securities and Exchange Commission prior to January 1, 2011, but had not commenced operations as of December 31, 2011, and therefore is not presented in the Schedule of Investments.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The net assets of the Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 202,903 outstanding accumulation units (valued at $1,822,317) of the Equity Variable Account were exchanged for 215,440 accumulation units with equal value of the Main Street Core Variable Account, and a total of 131,089 outstanding accumulation units (valued at $1,842,032) of the Multi-Strategy Variable Account were exchanged for 119,774 accumulation units (valued at $1,013,118) of the Main Street Core Variable Account and 38,440 accumulation units (valued at $828,914) of the Managed Bond Variable Account. Transfers of units related to the Reorganization are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administration fees Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium tax, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders, and all other fees and charges are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

In addition to the Variable Accounts’ own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of each Variable Account invest in Class I shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of the Fund, which are provided separately. For the year ended December 31, 2011, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.96% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee of 0.20% on Class I shares only, based on an annual percentage of average daily net assets of each Portfolio.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011, were as follows:

Variable Accounts	Purchases	Sales

Cash Management	$493,639	$528,775
Diversified Bond	25,969	19,618
Floating Rate Loan	17,865	2,159
High Yield Bond	66,196	49,893
Inflation Managed	52,417	126,957
Managed Bond	259,524	669,742
Short Duration Bond	74,880	87,592
American Funds Growth	1,381	17,578
American Funds Growth-Income	5,325	2,402
Comstock	14,468	9,094
Dividend Growth	24,087	8,501
Equity Index	3,648	6,521
Focused 30	6,420	4,839
Growth LT	45,218	71,077
Large-Cap Growth	55,514	49,767
Large-Cap Value	65,567	72,359
Long/Short Large-Cap	4,694	3,936
Main Street Core	278,518	437,245
Mid-Cap Equity	26,559	11,778
Mid-Cap Growth	99,394	100,869
Small-Cap Equity	854	8
Small-Cap Growth	343,909	51,963
Small-Cap Index	1,250	1,903
Small-Cap Value	3,772	89,726
Health Sciences	348	80
Real Estate	197,179	219,576
Technology	2,027	3,595
Emerging Markets	4,847	176,472
International Large-Cap	11,117	9,047
International Small-Cap	1,689	1,228
International Value	72,042	96,865

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2011, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs. There were no transfers between Level 1, Level 2, and Level 3 during the year ended December 31, 2011. Transfers between levels, if any, are based on values at the end of the period.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

	2011			2010

	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Cash Management	39,976	(42,528)	(2,552)	628	(4,009)	(3,381)
Diversified Bond	1,635	(2,433)	(798)	606	(1,322)	(716)
Floating Rate Loan	1,765	(831)	934	294	(217)	77
High Yield Bond	3,791	(3,420)	371	777	(125)	652
Inflation Managed	2,175	(6,781)	(4,606)	437	(8,101)	(7,664)
Managed Bond	3,834	(30,633)	(26,799)	39,782	(27,673)	12,109
Short Duration Bond	6,756	(7,983)	(1,227)	506	(2,028)	(1,522)
American Funds Growth	101	(1,419)	(1,318)	136	(118)	18
American Funds Growth-Income	416	(139)	277	15	(21)	(6)
Comstock	697	(808)	(111)	160	(150)	10
Dividend Growth	1,975	(723)	1,252	249	(255)	(6)
Equity Index	333	(649)	(316)	204	(977)	(773)
Focused 30	559	(347)	212	223	(667)	(444)
Growth LT	1,958	(6,870)	(4,912)	771	(10,097)	(9,326)
Large-Cap Growth	6,673	(7,060)	(387)	1,138	(147)	991
Large-Cap Value	3,926	(5,273)	(1,347)	1,028	(226)	802
Long/Short Large-Cap	325	(402)	(77)	142	(119)	23
Main Street Core	2,989	(46,133)	(43,144)	341,328	(7,165)	334,163
Mid-Cap Equity	200	(421)	(221)	159	(772)	(613)
Mid-Cap Growth	8,394	(9,432)	(1,038)	115	(112)	3
Small-Cap Equity	42	—	42	—	—	—
Small-Cap Growth	28,795	(4,631)	24,164	305	(4,703)	(4,398)
Small-Cap Index	69	(74)	(5)	72	(787)	(715)
Small-Cap Value	69	(3,731)	(3,662)	20	(189)	(169)
Health Sciences	—	—	—	—	(1)	(1)
Real Estate	5,326	(6,289)	(963)	1,729	(271)	1,458
Technology	136	(647)	(511)	—	(1)	(1)
Emerging Markets	120	(6,420)	(6,300)	25	(2,352)	(2,327)
International Large-Cap	530	(692)	(162)	418	(296)	122
International Small-Cap	147	(130)	17	52	(45)	7
International Value	2,675	(7,771)	(5,096)	2,953	(6,382)	(3,429)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account B (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, and International Value Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2011, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2011, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 28, 2012

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Report

as of December 31, 2011

• Separate Account B of

  Pacific Life Insurance Company

Form No.	480-12A